Impairment testing - Schedule of sensitivity analysis (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
WACC increase, percentage	1.00%
IXIARO®
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Weighted Average Cost of Capital (WACC)	0.00%	0.00%
Break-even WACC	0.00%	0.00%
Impairment if WACC increases by 1%	€ 0	€ 0
DUKORAL®
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Weighted Average Cost of Capital (WACC)	7.44%	0.00%
Break-even WACC	9.32%	0.00%
Impairment if WACC increases by 1%		€ 0
IXCHIQ
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Weighted Average Cost of Capital (WACC)	0.00%	8.79%
Break-even WACC	0.00%	27.04%
Impairment if WACC increases by 1%	€ 0
Shigella
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Weighted Average Cost of Capital (WACC)	13.00%	0.00%
Break-even WACC	16.59%	0.00%
Impairment if WACC increases by 1%		€ 0
IXIARO / IXCHIQ
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Weighted Average Cost of Capital (WACC)	8.12%	0.00%
Break-even WACC	21.14%	0.00%
Impairment if WACC increases by 1%		€ 0